Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Taxes [Line Items]
INCOME TAXES
10.	INCOME TAXES
The Company records income taxes using the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax effects attributable to temporary differences between the condensed consolidated financial statement carrying amounts of existing assets and liabilities and their respective income tax bases, operating losses and tax credit carryforwards. The Company establishes a valuation allowance if the Company believes it is more likely than not that the deferred tax assets will not be recovered based on an evaluation of objective verifiable evidence. The Company has considered its history of cumulative tax and book losses incurred since inception, and other positive and negative evidence, and has concluded that it is more likely than not that the Company will not realize the benefits of the net deferred tax assets as of June 30, 2022, and December 31, 2021.
For tax positions that are more likely than not of being sustained upon audit, the Company recognizes the largest amount of the benefit that is greater than 50% likely of being realized. For tax positions that are not more likely than not of being sustained upon audit, the Company does not recognize any portion of the benefit. As of June 30, 2022, the Company had no unrecognized tax benefits and does not anticipate any significant change to the unrecognized tax benefit balance. The Company would classify interest and penalties related to uncertain tax positions as income tax expense, if applicable. There was no interest expense or penalties related to unrecognized tax benefits recorded through June 30, 2022.
The effective tax rate was zero percent for both the six months ended June 30, 2022 and 2021, respectively. The difference between the U.S. statutory rate and the Company’s effective tax rate is primarily due to the full valuation allowance on its deferred tax assets.

12.    INCOME TAXES
The Company records income taxes using the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax effects attributable to temporary differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective income tax bases, operating losses and tax credit carryforwards. The Company establishes a valuation allowance if the Company believes it is more likely than not that the deferred tax assets will not be recovered based on an evaluation of objective verifiable evidence. The Company has considered its history of cumulative tax and book losses incurred since inception, and other positive and negative evidence, and has concluded that it is more likely than not that the Company will not realize the benefits of the net deferred tax assets as of December 31, 2021 and December 31, 2020.
For tax positions that are more likely than not of being sustained upon audit, the Company recognizes the largest amount of the benefit that is greater than 50% likely of being realized. For tax positions that are not more likely than not of being sustained upon audit, the Company does not recognize any portion of the benefit. As of December 31, 2021, the Company had no unrecognized tax benefits and does not anticipate any significant change to the unrecognized tax benefit balance. The Company would classify interest and penalties related to uncertain tax positions as income tax expense, if applicable. There was no interest expense or penalties related to unrecognized tax benefits recorded through December 31, 2021.
Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.
The significant components of the Company’s deferred tax assets consisted of the following:

	(in thousands) Years Ended December 31,
	2021	2020
Deferred income tax assets:
Accrual to cash	$—	$3,971
Accrued bonus	3,156	189
Stock-based compensation	1,068	748
Deferred rent	2	22
Deferred revenue	2,211	311
Bad debt expense	121	100
Contributions	19	18
Depreciation	85	34
163(j) interest limitation	1,148	—
Warrants	47	—
Net operating losses	20,840	14,291

Total deferred income tax assets	28,697	19,684
Less: valuation allowance	(28,697)	(18,570)
Deferred income tax liabilities:
Amortization	—	(30)
Depreciation	—	—
Accrual to cash	—	(1,084)

Total deferred income tax liabilities	—	(1,114)

Total deferred tax assets, net	$—	$—

A reconciliation of the statutory tax rates and the effective tax rates is as follows:

	(in thousands) Years Ended December 31,
	2021		2020
U.S. federal statutory income tax rate	$(7,742)	21.0%	$(6,043)	21.0%
State taxes, net of federal benefit	(2,542)	6.9%	(2,001)	7.0%
Non-deductible interest expense	—	0.0%	—	0.0%
Other non-deductible items	156	-0.4%	35	-0.1%
Valuation allowance	10,128	-27.5%	8,009	-27.9%

Income tax expense	$—	0.0%	$—	0.0%

The Company has incurred net operating losses (“NOLs”) in previous years. At December 31, 2021, the Company had generated federal NOLs of approximately $73.3 million and state NOLs of approximately $78.0 million. Federal NOLs in the amount of $1.0 million are subject to expiration and will begin to expire in 2036. The remaining $72.3 million of federal NOLs can be carried forward indefinitely. All state NOLs of $78.0 million are subject to limitation and are set to begin to expire in 2038. The utilization of the Company’s NOLs are subject to annual Internal Revenue Code Section 382 limitations. The Company has not yet completed an IRC Sec. 382 study as of December 31, 2021.
In response to the
COVID-19
pandemic, the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was signed into law on March 27, 2020. The CARES Act, among other things, includes tax provisions relating to refundable payroll tax credits, deferment of employer’s social security payments, net operating loss utilization and carryback periods and modifications to the net interest deduction limitations. The CARES Act did not have a material impact on the Company’s income tax provision for 2020 or 2021. The Company will continue to evaluate the impact of the CARES Act on its financial position, results of operations, and cash flows.
On December 27, 2020, the President of the United States signed the Consolidated Appropriations Act, 2021 (“Consolidated Appropriations Act”) into law. The Consolidated Appropriations Act is intended to enhance and expand certain provisions of the CARES Act, allows for the deductions of expenses related to the Payroll Protection Program funds received by companies, and provides an update to meals and entertainment expensing for 2021. The Consolidated Appropriations Act did not have a material impact to the Company’s income tax provision for 2020 or 2021.

B. Riley Principal 150 Merger Corp.[Member]
Income Taxes [Line Items]
INCOME TAXES
NOTE 7 — INCOME TAXES
The Company’s net deferred tax asset at December 31, 2021 and 2020 are as follows:

	As of December 31,
	2021	2020
Deferred tax assets:
Accrued liabilities and other	$8,663	$—
Net operating loss carryforward	228,347	304

Total deferred tax assets	237,010	304
Valuation allowance	(237,010)	(304)

Net deferred tax asset	$—	$—

The income tax provision for the year ended December 31, 2021 and for the period from June 19, 2020 (Inception) through December 31, 2020 consists of the following:

	Year Ended December 31, 2021	For the period from June 19, 2020 (Inception) through December 31, 2020
Current:
Federal	$228,347	$304
Deferred:
Federal	8,663	—

Total benefit	237,010	304
Valuation allowance	(237,010)	(304)

Total provision for income taxes	$—	$—

For the year ended December 31, 2021 and the period from June 19, 2020 (Inception) through December 31, 2020, the Company had U.S. federal net operating loss carryovers (“NOLs”) available to offset future taxable income of $1,087,367 and $1,448, respectively. In accordance with Section 382 of the Internal Revenue Code, deductibility of any of the Company’s future NOLs may be subject to an annual limitation in the event of a change in control as defined under the regulations.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management determined that a valuation allowance was required.
A reconciliation of the federal income tax rate to the Company’s effective income tax rate for the year ended December 31, 2021 and for the period from June 19, 2020 (Inception) through December 31, 2020 is as follows:

	Year Ended December 31, 2021	from June 19, 2020 (Inception) through December 31, 2020
Benefit for income taxes at federal statutory rate	21.0%	21.0%
Offering costs associated with warrants recorded as a liability	(0.4)%	—
Transaction costs not tax deductible	(7.0)%	—
Change in fair value of warrants	(10.2)%
Valuation allowance	(3.4)%	(21.0)%

Effective income tax rate	0.0%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination. The Company’s tax returns since inception remain open and subject to examination.
On March 27, 2020, President Trump signed the Coronavirus Aid, Relief, and Economic Security “CARES” Act into law. The CARES Act includes several significant business tax provisions that, among other things, would eliminate the taxable income limit for certain net operating losses (“NOLs”) and allow businesses to carry back NOLs arising in 2018, 2019, and 2020 to the five prior years, accelerate refunds of previously generated corporate alternative minimum tax credits, generally loosen the business interest limitation under IRC section 163(j) from 30 percent to 50 percent, and allows businesses to immediately expense the full cost of Qualified Improvement Property, retroactive to tax years beginning on or after January 1, 2018. The Company does not believe that the CARES Act will have a significant impact on the Company’s financial position or statement of operations.